S000095313 [Member] Expense Example, No Redemption - S000095313 [Member] - C000264032 [Member]	Mar. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 33
Expense Example, No Redemption, 3 Years	$ 103